Leases (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Summary of Right-of use assets
Right-of-use
assets consist of the following:

	As of
	December 31, 2023	December 31, 2022
	(Euros in thousands)
Buildings	12,849	12,409
Laboratory equipment	284	392
IT and telecommunication	59	90
Vehicles	116	126
Other assets	—	16

Total	13,308	13,033

Details of Lease liabilities
Lease liabilities consist of the following:

	As of
	December 31, 2023	December 31, 2022
	(Euros in thousands)
Lease liabilities – current	2,604	2,159
Lease liabilities – non-current	12,798	12,403

Total	15,402	14,562

Summary of expenses related to right-of-use assets and lease liabilities
Expenses related to right-of-use assets and lease liabilities consist of the following:

	Year ended December 31,
Depreciation expenses of right-of-use assets	2023	2022	2021
	(Euros in thousands)
Buildings	(3,265)	(3,151)	(2,199)
Laboratory equipment	(360)	(277)	(162)
IT and telecommunication	(26)	(103)	(98)
Vehicles	(72)	(66)	(59)
Other assets	—	(23)	(8)

Total	(3,723)	(3,620)	(2,526)

Interest expenses from leases	(801)	(613)	(288)
Expenses relating to short-term leases	(1,548)	(144)	(60)
Expenses relating to low-value assets	(86)	(46)	(35)